PROCESSING AND SERVICING COSTS	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
PROCESSING AND SERVICING COSTS
PROCESSING AND SERVICING COSTS

21.    PROCESSING AND SERVICING COSTS

	Six months ended June 30,
	2021	2022

	(HK$ in thousands)

Cloud service fee	46,029	116,695
Market information and data fee	31,753	38,264
Data transmission fee	31,083	16,969
System cost	3,983	11,793
SMS service fee	549	544
Others	2,627	2,534
Total	116,024	186,799

21.    PROCESSING AND SERVICING COSTS

	Nine months ended September 30,
	2021	2022

	(HK$ in thousands)
Cloud service fee	75,575	168,555
Market information and data fee	50,257	56,229
Data transmission fee	42,638	28,393
System cost	9,709	19,715
SMS service fee	905	823
Others	4,379	3,927
Total	183,463	277,642